Stockholders' Equity	6 Months Ended
Jun. 30, 2024
Stockholders' Equity
Stockholders' Equity

11    Stockholders’ Equity

In the period ended June 30, 2024, the Company declared and paid dividend of $0.80 per share of common stock paid in each of March and June amounting to $31.0 million, compared to a dividend of $0.75 per share of common stock in each of February and May amounting to $30.4 million in the period ended June 30, 2023. The Company issued 11 and 20 shares of common stock pursuant to its dividends reinvestment plan in the periods ended June 30, 2024 and June 30, 2023, respectively.

In June 2022, the Company announced a share repurchase program of up to $100 million of the Company’s common stock. A $100 million increase to the existing share repurchase program, for a total aggregate amount of $200 million, was approved by the Company’s Board of Directors on November 10, 2023. The Company repurchased 73,064 shares of the Company’s common stock in the open market for $5.2 million in the six months ended June 30, 2024, 1,131,040 shares for $70.6 million in the year ended December 31, 2023 and 466,955 shares for $28.6 million in the period ended December 31, 2022. As of June 30, 2024, the Company had repurchased a total of 1,671,059 shares of common stock for $104.4 million under this repurchase program.

As of April 18, 2008, the Board of Directors and the Compensation Committee approved incentive compensation of the Manager’s employees with its shares from time to time, after specific for each such time, decision by the compensation committee and the Board of Directors in order to provide a means of compensation in the form of free shares to certain employees of the Manager of the Company’s common stock. The plan was effective as of December 31, 2008. Pursuant to the terms of the plan, employees of the Manager may receive (from time to time) shares of the Company’s common stock as additional compensation for their services offered during the preceding period. The total amount of stock to be granted to employees of the Manager will be at the Company’s Board of Directors’ discretion only and there will be no contractual obligation for any stock to be granted as part of the employees’ compensation package in future periods. No restricted shares were issued and outstanding under this program as of June 30, 2024 and December 31, 2023.

The aggregate number of shares of common stock for which awards may be granted under the Plan shall not exceed 1,000,000 shares plus the number of unvested shares granted before August 2, 2019. The equity awards may be granted by the Company’s Compensation Committee or Board of Directors under its amended and restated 2006 equity compensation plan. Awards made under the Plan that have been forfeited, cancelled or have expired, will not be treated as having been granted for purposes of the preceding sentence.

On November 10, 2023, the Company granted 100,000 fully vested shares as well as two tranches of 100,000 shares each that will vest as of December 31, 2024 and December 31, 2025, respectively, to the Manager under the amended and restated management agreement with the Manager, refer to Note 14 “Related Party Transactions”. The fair value of shares granted was calculated based on the closing trading price of the Company’s shares at the grant date of $63.40. An amount of $3.2 million was expensed in the six months ended June 30, 2024 and a total of $6.3 million is expected to be recognized as stock based compensation to the Manager in each of 2024 and 2025, respectively.

The Company has also established the Directors Share Payment Plan under its 2006 equity compensation plan. The purpose of the plan is to provide a means of payment of all or a portion of compensation payable to directors of the Company in the form of Company’s Common Stock. The plan was effective as of April 18, 2008. Each member of the Board of Directors of the Company may participate in the plan. Pursuant to the terms of the plan, directors may elect to receive in Common Stock all or a portion of their compensation. Following December 31 of each year, the Company delivers to each Director the number of shares represented by the rights credited to their Share Payment Account during the preceding calendar year. During the six months ended June 30, 2024 and June 30, 2023, none of the directors elected to receive their compensation in Company shares.